Schedule of Maturities of Debt (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
2023	$ 3,034,829	$ 0
2024	705,565	2,471,503
Total	$ 3,740,394	$ 2,471,503